THE RBB FUND TRUST

Penn Capital Short Duration High Income Fund
Penn Capital Special Situations Small Cap Equity Fund
together, (“the Funds”)
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Supplement dated May 16, 2025
to the Prospectus and Statement of Additional Information (“SAI”)
dated December 31, 2024
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Effective June 2, 2025, the mailing address for the Funds have changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Penn Capital Funds
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Penn Capital Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Fund at 1-844-302-PENN (7366).
Investors should retain this supplement for future reference.